1997 ANNUAL REPORT

IDS
Global Growth
Fund
(prospectus enclosed)

(icon of) world

The goal of IDS Global Growth Fund, a part of IDS Global Series, Inc., is long-term growth of capital. The Fund invests in a Portfolio comprised primarily of common stocks and securities convertible into common stocks of companies throughout the world.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) world

It's a big world
after all

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth offers investors the potential to prosper along with them.

 Contents

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

   1997 annual report

   From the chairman                                                4
   From the portfolio manager                                       4
   The Portfolio's ten largest holdings                             6
   Making the most of the Fund                                      7
   The Fund's long-term performance                                 8
   Independent auditors' report (Fund)                              9
   Financial statements (Fund)                                     10
   Notes to financial statements (Fund)                            13
   Independent auditors' report (Portfolio)                        20
   Financial statements (Portfolio)                                21
   Notes to financial statements (Portfolio)                       24
   Investments in securities                                       36
   IDS mutual funds                                                41
   Federal income tax information                                  45

   1997 prospectus

   The Fund in brief                                               3p
   Goal                                                            3p
   Investment policies and risks                                   3p
   Structure of the Fund                                           4p
   Manager and distributor                                         4p
   Portfolio managers                                              4p
   Alternative purchase arrangements                               5p

   Sales charge and Fund expenses                                  6p

   Performance                                                     8p
   Financial highlights                                            8p
   Total returns                                                  10p

   Investment policies and risks                                  12p
   Facts about investments and their risks                        12p
   Valuing Fund shares                                            16p

   How to purchase, exchange or redeem shares                     17p
   Alternative purchase arrangements                              17p
   How to purchase shares                                         20p
   How to exchange shares                                         22p
   How to redeem shares                                           22p
   Reductions and waivers of the sales charge                     26p

   Special shareholder services                                   31p
   Services                                                       31p
   Quick telephone reference                                      31p

   Distributions and taxes                                        32p
   Dividend and capital gain distributions                        32p
   Reinvestments                                                  33p
   Taxes                                                          34p
   How to determine the correct TIN                               36p

   How the Fund and Portfolio are organized                       37p
   Shares                                                         37p
   Voting rights                                                  38p
   Shareholder meetings                                           38p
   Special considerations regarding
     master/feeder structure                                      39p
   Board members and officers                                     42p
   Investment manager                                             44p
   Administrator and transfer agent                               44p
   Distributor                                                    45p

   About American Express Financial Corporation                   46p
   General information                                            46p

   Appendix                                                       47p
   Descriptions of derivative instruments                         47p

(This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
Chairman of the board

(picture of) John O'Brien
Portfolio manager

      From the  chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in the U.S. stock market.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      In the meantime, for a review of the past fiscal year, please see the accompanying letter from John O'Brien, who became portfolio manger of the Fund this past September.

      /s/ W. R. Pearce
      William R. Pearce

      From the portfolio manager

      Global equity markets were highly volatile during the past fiscal year, which concluded with a steep sell-off that began in Asia and spread virtually throughout the world. Still, IDS Global Growth Fund finished in positive territory for the 12 months, recording a total return of 6.2% for Class A shares from November 1996 through October 1977. (This figure includes a capital gain that was paid to shareholders in December 1996 and reduced the Fund's net asset value by the same amount at that time.)

      The early months of the period were quite productive, as many markets around the world gained ground. Among the most consistent was the U.S. market, which constituted an increasing portion of the portfolio as the period progressed. Investments in other markets contributed during that time, too, including those in Argentina, Germany, the United Kingdom and Canada.

      A spring slump

      By March, though, stronger-than-expected economic data in the U.S. began to foster fears of higher inflation and, in

(This annual report is not part of the prospectus.)

      turn, a rise in long-term interest rates. The result was a swift downturn in the U.S., which was mimicked by several smaller markets, particularly in Southeast Asia. However, by early summer the environment had become more favorable, and, led by the U.S., most markets were on an advance that, aside from a moderate setback in August, continued into the fall.

      Asian sell-off

      But the biggest news wouldn't come until the final week of the period, when collapsing currencies in Southeast Asia sparked a severe sell-off in the Hong Kong stock market, which in turn set in motion a domino effect that drove down stocks worldwide, including in the U.S. Although the Fund's exposure to the hardest-hit Southeast Asia markets was modest, the pervasiveness of the downturn eroded most the Fund's gain to that point.

      U.S. is largest exposure

      As for the make-up of the portfolio, apart from the increase in U.S. holdings (currently, the Fund's largest country exposure), changes included reducing investments in Southeast Asia and adding to those in Europe, particularly France and Germany, as well as Japan. The Fund's Japanese holdings performed well, and its hedged position in the local currency, the yen, added value.

      At this writing (mid-November), I foresee little change in the portfolio mix. I am continuing to avoid Southeast Asia, focusing instead on opportunities in Europe. Above all, I'm emphasizing stocks of companies with substantial international business presence and superior growth potential.

      /s/ John O'Brien
      John O'Brien

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1997        $ 6.90
Oct. 31, 1996        $ 7.12
Decrease             $ 0.22

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.46
From capital gains   $ 0.18
Total distributions  $ 0.64

Total return*         +6.2%**

Class B
 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1997        $ 6.79
Oct. 31, 1996        $ 7.05
Decrease             $ 0.26

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.43
From capital gains   $ 0.18
Total distributions  $ 0.61

Total return*         +5.5%**

Class Y
 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1997        $ 6.91
Oct. 31, 1996        $ 7.13
Decrease             $ 0.22

Distributions
Nov. 1, 1996 - Oct. 31, 1997

From income          $ 0.47
From capital gains   $ 0.18
Total distributions  $ 0.65

Total return*         +6.3%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings

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The ten holdings listed here make up 19.67% of the Portfolio's net assets

                                       Percent                        Value
                   (of Portfolio's net assets)        (as of Oct. 31, 1997)

Rhone-Poulenc (France)                   3.50%                  $39,638,174

Credito Italiano (Italy)                 2.12                    24,074,316

Dassault Systemes (France)               2.09                    23,637,149

Elf Aquitaine (France)                   2.02                    22,845,036

Bombardier Cl B (Canada)                 1.86                    21,085,514

Pfizer (United States)                   1.65                    18,748,750

BankBoston (United States)               1.65                    18,644,375

Istituto Bancario
 San Paulo di Torino (Italy)             1.62                    18,300,086

Total Petroleum Cl B (France)            1.60                    18,180,560

Philips Electronics (Netherlands)        1.56                    17,676,597

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar cost averaging works

Month     Amount        Per-share        Number of shares purchased
          invested      market price
Jan       $100          $20              5.00 XXXXX
Feb        100           18              5.56 XXXXXx
March      100           17              5.88 XXXXXx
April      100           15              6.67 XXXXXXx
May        100           16              6.25 XXXXXXx
June       100           18              5.56 XXXXXx
July       100           17              5.88 XXXXXx
Aug        100           19              5.26 XXXXXx
Sept       100           21              4.76 XXXXx
Oct        100           20              5.00 XXXXX

(footnote to table) By investing an equal number of dollars each month....

(arrow in table  pointing to April) you  automatically  buy more shares when the per share market price is low....

(arrow pointing to Sept) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Three ways to benefit from a mutual fund:
     oyour shares increase in value when the Fund's
      investments do well
     oyou receive capital gains when the gains on
      investments sold by the Fund exceed losses oyou receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return, and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How $10,000 has grown in IDS Global Growth Fund

$20,000
                                 Lipper International
                         MSCI              Fund Index
                  All Country
             World Free Index                          $15,792
                                                 Global Growth
                                                          Fund
$10,000                                                Class A
$ 9,500
                    MSCI
              EAFE Index

6/1/90    '90    '91    '92    '93    '94    '95    '96    '97

 Average annual total return
 (as of Oct. 31, 1997)
                            1 year            5 years          Since inception
       Class A*             +0.91%            +9.37%            + 6.35%
       Class B**            +1.54%               --%            + 9.43%
       Class Y**            +6.34%               --%            +11.75%

  *         Inception date was May 29, 1990.
 **         Inception date was March 20, 1995.

      Assumes: oHolding period from 6/1/90 to 10/31/97. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $2,689. Also see "Performance" in the Fund's current prospectus.

      The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

      Lipper International Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

      Morgan Stanley Capital International All Country World Free Index (MSCI All Country World Free Index) is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. It is widely recognized by investors in foreign markets as the measurement index for portfolios of global securities.

      On the graph above you can see how the Fund's total return compared to three widely cited unmanaged performance indexes, the MSCI EAFE Index, the Lipper International Fund Index and the MSCI All Country World Free Index. In comparing Global Growth Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #28 to Registration statement No. 33-25824 filed on or about Dec. 24, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

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IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

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IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS mutual funds

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

IDS mutual funds

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Global Growth Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Global Growth Fund
      Fiscal year ended Oct. 31, 1997

      Class A
       Income distribution
       taxable as dividend income, 74.20% qualifying for deduction by corporations.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.45891

       Capital gain distribution
       taxable as long-term capital gain.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.18089

       Total distributions                                     $0.63980

      The distribution of $0.63980 per share, payable Dec. 30, 1996, consisted of $0.21967 derived from net investment income, $0.23924 from net short-term capital gains (a total of $0.45891 taxable as dividend income) and $0.18089 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Global Growth Fund

      Class B
       Income distribution
       taxable as dividend income, 74.20% qualifying for deduction by corporations.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.43056

       Capital gain distribution
       taxable as long-term capital gain.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.18089

       Total distributions                                     $0.61145

      The distribution of $0.61145 per share, payable Dec. 30, 1996, consisted of $0.19132 derived from net investment income, $0.23924 from net short-term capital gains (a total of $0.43056 taxable as dividend income) and $0.18089 from net long-term capital gains.

(This annual report is not part of the prospectus.)

       Class Y
       Income distribution
       taxable as dividend income, 74.20% qualifying for deduction by corporations.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.47038

       Capital gain distribution
       taxable as long-term capital gain.

       Payable date                                           Per share
       Dec. 30, 1996                                           $0.18089

       Total distributions                                     $0.65127

      The distribution of $0.65127 per share, payable Dec. 30, 1996, consisted of $0.23114 derived from net investment income, $0.23924 from net short-term capital gains (a total of $0.47038 taxable as dividend income) and $0.18089 from net long-term capital gains.

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


AMERICAN EXPRESS Financial Advisors


IDS Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.